Other accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2022
Other accounts receivable and prepaid expenses.
Other accounts receivable and prepaid expenses

8.           Other accounts receivable and prepaid expenses

Other accounts receivable and prepaid expenses are comprised as follows:

	December 31,
	2022		2021		2020

Prepaid expenses	Ps.	41,132	Ps.	33,180	Ps.	59,033
Guarantee deposits		6,987		6,952		6,167
Others		1,520		2,201		1,375
	Ps.	49,639	Ps.	42,333	Ps.	66,575